Consolidated Statement of Stockholders' Equity - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series D Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Common Stock Issuable [Member]
Beginning balance at Dec. 31, 2019	$ 5,539,174				$ 24,323,712		$ 1,456,176	$ (24,669,513)	$ 6,649,549
Beginning balance at Dec. 31, 2019	20				178,729
Opening balance adjustments	$ 22,900,826		$ 5,607,000		$ 3,778,521			(32,048,847)	237,500
Opening balance adjustments, Shares			623
Issuance of common stock for services rendered					$ 1,568,109				1,568,109
Issuance of common stock for services rendered, shares					62,747
Issuance of common stock - reverse stock split rounding
Issuance of common stock - reverse stock split rounding, shares					164
Issuance of common stock pursuant to note agreements					$ 575,537				575,537
Issuance of common stock pursuant to note agreements, shares					59,000
Issuance of common stock for property and equipment					$ 217,012				217,012
Issuance of common stock for property and equipment, shares					19,000
Issuance of common stock for compensation					$ 41,625				41,625
Issuance of common stock for compensation, shares					2,000
Issuance of common stock in lieu of interest payments					$ 77,775				77,775
Issuance of common stock in lieu of interest payments, shares					12,333
Issuance of common stock for inventory					$ 491,979				491,979
Issuance of common stock for inventory, shares					31,914
Treasury stock acquired						$ (560,000)			(560,000)
Treasury stock acquired, shares					(36,248)	36,248
Sale of common stock					$ 300,000				300,000
Sale of common stock, shares					40,000
Shi Farms shares					$ (500,000)	(12,678)			(512,678)
Stock-based compensation							540,413		540,413
Issuance of common stock warrants in connection with convertible promissory notes payable							728,100		728,100
Net loss								(8,878,904)	(8,878,904)
Ending balance at Dec. 31, 2020	$ 28,440,000		$ 5,607,000		$ 30,874,270	$ (572,678)	2,724,689	(65,597,264)	1,476,017	$ 0
Ending balance at Dec. 31, 2020	20		623		369,639	36,248
Issuance of Series D preferred stock				$ 2					2	0
Issuance of Series D preferred stock, shares				1,950
Conversion of Series C preferred stock to common stock			$ (1,350,000)		$ 1,350,000					0
Conversion of Series C preferred stock to common stock, shares			(150)		250,000
Issuance of common stock for services rendered					$ 66,135				66,135	0
Issuance of common stock for services rendered, shares					8,717
Sale of common stock					$ 2,866,000				2,866,000	0
Sale of common stock, shares					382,133
Issuance of common stock in lieu of note repayment					$ 537,748				537,748	0
Issuance of common stock in lieu of note repayments, shares					77,017
Issuance of common stock for asset acquisition					$ 137,673				137,673	0
Issuance of common stock for asset acquisition, shares					23,670
Net loss								(2,179,882)	(2,179,882)	0
Ending balance at Mar. 31, 2021	$ 28,440,000		$ 4,257,000	$ 2	$ 35,831,826	$ (572,678)	2,724,689	(67,777,146)	2,903,693	0
Ending balance at Mar. 31, 2021	20		473	1,950	1,111,177	36,248
Beginning balance at Dec. 31, 2020	$ 28,440,000		$ 5,607,000		$ 30,874,270	$ (572,678)	2,724,689	(65,597,264)	1,476,017	0
Beginning balance at Dec. 31, 2020	20		623		369,639	36,248
Issuance of Series D preferred stock				$ 2					2
Issuance of Series D preferred stock, shares				1,950
Conversion of Series C preferred stock to common stock			$ (5,400,000)		$ 5,400,000
Conversion of Series C preferred stock to common stock, shares			(600)		1,000,000
Issuance of common stock for services rendered					$ 2,657,048				2,657,048
Issuance of common stock for services rendered, shares					157,115
Issuance of common stock in lieu of interest payments					$ 199,314				199,314
Issuance of common stock in lieu of interest payments, shares					34,857
Sale of common stock					$ 6,555,453				6,555,453
Sale of common stock, shares					814,336
Issuance of common stock in lieu of note repayment					$ 537,748				537,748
Issuance of common stock in lieu of note repayments, shares					77,017
Issuance of common stock for asset acquisition					$ 3,453,014				3,453,014
Issuance of common stock for asset acquisition, shares					381,791
Stock-based compensation							2,395,038
Issuance of common stock warrants and commitment shares in connection with convertible promissory note							515,276		515,276
Net loss								(12,169,395)	(12,169,395)
Ending balance at Dec. 31, 2021	$ 28,440,000		$ 207,000	$ 2	$ 49,676,847	$ (572,678)	5,635,003	(77,766,659)	5,619,515
Ending balance at Dec. 31, 2021	20		23	1,950	2,834,755	36,248
Conversion of Series C preferred stock to common stock	$ (23,120,000)				$ 23,120,000
Conversion of Series C preferred stock to common stock, shares	(15)				33,345
Issuance of common stock for services rendered					$ 928,929				1,102,515	119,586
Issuance of common stock for services rendered, shares					130,825
Issuance of common stock for property and equipment					$ 98,666				98,666
Issuance of common stock for property and equipment, shares					13,704
Issuance of common stock in lieu of interest payments					$ 73,078				73,078
Issuance of common stock in lieu of interest payments, shares					10,150
Sale of common stock					$ 500,000				500,000
Sale of common stock, shares					51,282
Issuance of common stock for asset acquisition					$ 1,767,498				1,767,498
Issuance of common stock for asset acquisition, shares					190,505
Stock-based compensation							571,819		571,819
Net loss								(3,484,897)	(3,484,897)
Ending balance at Mar. 31, 2022	$ 5,320,000		$ 207,000	$ 2	$ 76,219,018	$ (572,678)	$ 6,206,822	$ (81,251,556)	$ 6,248,194	$ 119,586
Ending balance at Mar. 31, 2022	5		23	1,950	3,264,566	36,248